Asset retirement obligation (Details) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation Details
Asset retirement obligation, beginning of the year	57,953	54,444	51,254
Accretion expense	3,860	3,509	4,092
Costs incurred			(902)
Asset retirement obligation, end of the year	61,813	57,953	54,444